SCHEDULE OF SHARE BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020
At 1 April	$ 64,957,905	$ 10,356,664
Employee share option scheme (note 22.1)	7,495,105	26,942,783	$ 46,256,501
Exercised employee share options (note 22.1)	(45,482,704)	(623,512)
Acceleration of expenses from the share option scheme modification (note 22.2)		1,315,248
Employee benefits – salaries to be settled in shares (note 22.3)	54,567
Share awards accrued (note 22.3)	6,041,808	642,973
Shares issued to settle share awards accrued (note 22.3)	(3,888,747)
Earn-out share awards accrued (note 22.4)		32,148,300
Earn-out shares issued (note 22.4)		(7,241,700)
Employee benefits – restricted share units accrued (note 22.5)	4,134,847
Shares issued to settle restricted share units accrued (note 22.5)	(206,727)
Unit purchase options (note 22.6)		1,417,149
At 31 March	$ 33,106,054	$ 64,957,905